Reportable Segments (Operating Segments) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 12,607	$ 12,486	$ 12,063	$ 11,179	$ 11,313	$ 2,107	$ 1,875	$ 1,669	$ 48,335	$ 16,964	$ 8,190
Cost of products sold									42,554	13,088	5,169
Depreciation and amortization									1,313	871	586
Equity in earnings of unconsolidated affiliates									236	212	117
Investment In ETP [Member]
Revenues									46,339	15,702	6,799
Cost of products sold									41,204	12,266	4,175
Depreciation and amortization									1,032	656	405
Equity in earnings of unconsolidated affiliates									172	142	26
Investment In Regency [Member]
Revenues									2,521	2,000	1,434
Cost of products sold									1,793	1,387	1,013
Depreciation and amortization									287	252	169
Equity in earnings of unconsolidated affiliates									135	105	120
Investment in Trunkline LNG [Member]
Revenues									216	166	0
Cost of products sold									0	0	0
Depreciation and amortization									39	30	0
Corporate and Other [Member]
Depreciation and amortization									16	14	12
Adjustments and Eliminations [Member]
Revenues									(741)	(904)	(43)
Cost of products sold									(443)	(565)	(19)
Depreciation and amortization									(61)	(81)	0
Equity in earnings of unconsolidated affiliates									(71)	(35)	(29)
External Customers [Member] | Investment In ETP [Member]
Revenues									46,210	15,671	6,761
External Customers [Member] | Investment In Regency [Member]
Revenues									2,404	1,986	1,426
External Customers [Member] | Investment in Trunkline LNG [Member]
Revenues									216	166	0
Intersegment [Member] | Investment In ETP [Member]
Revenues									129	31	38
Intersegment [Member] | Investment In Regency [Member]
Revenues									117	14	8
Intersegment [Member] | Investment in Trunkline LNG [Member]
Revenues									$ 0	$ 0	$ 0